GENERAL - Acquisition (Details) - IDR (Rp) Rp / shares in Units, Rp in Billions								12 Months Ended
	Apr. 19, 2022	Dec. 27, 2021	Dec. 16, 2021	Nov. 15, 2021	Nov. 12, 2021	Nov. 10, 2021	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2021
Direct/ Indirect subsidiaries
Proceeds from issue of ordinary shares									Rp 18,463
Mitratel
Direct/ Indirect subsidiaries
Number of shares issued					23,493,524,800
Par value per share					Rp 228
Ifrs Share Price								Rp 800
Proceeds from issue of ordinary shares				Rp 18,463
Proportion of ownership interest in subsidiary					71.87%	99.99%		72.00%	72.00%
Increase (Decrease) in Non-controlling Interest				Rp (9,375)
Metra
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	43.61%							100.00%	100.00%
Number of shares acquired							13,115,477
Percentage of ownership interest acquired							49.00%
Goodwill								Rp 64
TELIN
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								100.00%	100.00%
MetraNet
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								100.00%	100.00%
GSD
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								100.00%	100.00%
TLT
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								55.00%	55.00%
GYS
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								51.00%	51.00%
Sigma
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	56.39%	0.11%						100.00%	100.00%
PST
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary								100.00%	100.00%
Telkomsel
Direct/ Indirect subsidiaries
Ifrs Share Price								Rp 91
Proportion of ownership interest in subsidiary								65.00%	65.00%
PT Telkomsel Ekosistem Digital Member
Direct/ Indirect subsidiaries
Par value per share			Rp 1,000,000
Proportion of ownership interest in subsidiary								100.00%	100.00%
Number of shares acquired			196,989
Number of shares outstanding			197,000
Fair value consideration transferred										Rp 197
PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Number of shares acquired		2,106,465,158,910
Cash consideration		Rp 1,250
Other tangible or intangible assets transferred		Rp 856
PT Sigma Tata Sadaya | PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary		99.89%
PT Sigma Tata Sadaya | PT Sigma Tata Sadaya | Series B shares
Direct/ Indirect subsidiaries
Fair value consideration transferred		Rp 2,106